Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue:
Passenger	$ 3,550,160	$ 3,285,217	$ 3,458,017
Cargo and other	891,524	853,121	903,324
Total operating revenue	4,441,684	4,138,338	4,361,341
Operating expenses:
Flight operations	92,471	58,381	58,069
Aircraft fuel	923,468	785,273	1,006,792
Ground operations	450,209	426,203	412,382
Aircraft rentals	278,772	314,493	317,505
Passenger services	166,869	151,718	149,292
Maintenance and repairs	280,536	260,703	309,719
Air traffic	242,587	218,965	202,980
Sales and marketing	515,073	545,318	612,775
General, administrative and other	177,864	187,560	176,195
Salaries, wages and benefits	706,778	661,708	666,084
Depreciation and amortization	313,413	269,546	230,732
Total operating expenses	4,148,040	3,879,868	4,142,525
Operating profit	293,644	258,470	218,816
Interest expense	(183,332)	(172,630)	(169,407)
Interest income	14,528	13,054	19,016
Derivative instruments	(2,536)	3,321	626
Foreign exchange	(20,163)	(23,939)	(177,529)
Profit (loss) before income tax	102,141	78,276	(108,478)
Income tax expense - current	(35,159)	(27,448)	(17,280)
Income tax expense - deferred	15,050	(6,642)	(13,748)
Total income tax expense	(20,109)	(34,090)	(31,028)
Net profit (loss) for the year	$ 82,032	$ 44,186	$ (139,506)
Basic and diluted earnings (loss) per share
Common stock (in dollars per share)	$ 0.05	$ 0.04	$ (0.14)
Preferred stock (in dollars per share)	$ 0.05	$ 0.04	$ (0.14)
Net profit (loss) for the year	$ 82,032	$ 44,186	$ (139,506)
Items that will not be reclassified to profit or loss in future periods:
Revaluation of administrative property	31,017	8,971	(6,156)
Actuarial gains (loss)	(33,385)	4,094	541
Income tax	(15,018)	4,289	3,410
Items that will not be reclassified to profit or loss in future periods	(17,386)	17,354	(2,205)
Items that will be reclassified to profit or loss in future periods:
Effective portion of changes in fair value of hedging instruments	6,385	21,712	77,308
Net change in fair value of available-for-sale securities	19	(245)	3,098
Income tax	3,558	(3,558)	(13,358)
Items that will be reclassified to profit or loss in future periods	9,962	17,909	67,048
Other comprehensive income (loss), net of income tax	(7,424)	35,263	64,843
Total comprehensive income (loss) net of income tax	74,608	79,449	(74,663)
Profit (loss) attributable to:
Equity holders of the parent	48,523	17,149	(154,074)
Non-controlling interest	33,509	27,037	14,568
Net profit (loss)	82,032	44,186	(139,506)
Total comprehensive income (loss) attributable to:
Equity holders of the parent	41,099	52,412	(89,231)
Non-controlling interest	33,509	27,037	14,568
Total comprehensive income (loss)	$ 74,608	$ 79,449	$ (74,663)